Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	6 Months Ended
Mar. 31, 2025
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

	As at 31 March 2025
						Litigation,
		Annual leave	Provision for			non-lending
	Long	and other	impairment	Lease	Restructuring	losses and
	service	employee	on credit	restoration	and other	remediation
$m	leave	benefits	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	477	899	516	163	210	240	2,505
Additions	46	581	15	3	77	128	850
Utilisation	(21)	(864)	-	(5)	(62)	(60)	(1,012)
Reversal of unutilised provisions	(11)	(2)	(47)	-	(20)	(9)	(89)
Balance as at end of period	491	614	484	161	205	299	2,254

Summary of undrawn credit commitments and maturity analysis

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Undrawn credit commitments[a]
Financial guarantees, letters of credit and other credit substitutes	15,795	15,220	14,747	4	7
Performance-related contingencies	6,300	5,393	4,835	17	30
Remaining commitments to extend credit[b]	195,661	191,498	190,702	2	3
Total undrawn credit commitments	217,756	212,111	210,284	3	4

a.

The composition of undrawn credit commitments has been revised to better reflect the nature of the types of commitments provided. Comparatives have been revised to align with current period presentation.

b.

In addition to the commitments disclosed above, $6.6 billion of credit exposures as at 31 March 2025 (30 September 2024: $6.0 billion, 31 March 2024: $6.8 billion) were offered and accepted but still revocable. These represent part of Westpac Group’s maximum exposure to credit risk.